CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Revenues	$ 307,435,518	¥ 2,132,680,185	¥ 2,652,043,999	¥ 2,433,820,369
Cost of goods sold	281,189,900	1,950,614,338	2,372,269,654	2,173,381,791
Gross profit	26,245,618	182,065,847	279,774,345	260,438,578
Operating expenses:
Selling	600,361	4,164,703	5,210,530	4,880,386
General and administrative	6,979,061	48,413,749	50,254,277	43,421,610
Impairment losses of property, plant and equipment		0	7,020,788	0
Total operating expenses	7,579,422	52,578,452	62,485,595	48,301,996
Income from operations	18,666,196	129,487,395	217,288,750	212,136,582
Other income (expenses):
Government subsidy			42,630,000
Interest income	582,947	4,043,903	12,694,278	2,707,003
Interest expense	(7,592,549)	(52,669,508)	(100,595,362)	(108,019,874)
Loss on sale of available-for-sale securities				(1,965,765)
Others, net	589,038	4,086,154	(211,468)	756,252
Total other expense, net	(6,420,564)	(44,539,451)	(45,482,552)	(106,522,384)
Income before income tax expenses	12,245,632	84,947,944	171,806,198	105,614,198
Income tax (credit) expenses (note 16)
Current	2,808,388	19,481,789	44,706,746	26,403,549
Deferred	253,020	1,755,197	(1,755,197)
Income tax expenses	3,061,408	21,236,986	42,951,549	26,403,549
Net income attributable to ordinary shareholders	9,184,224	63,710,958	128,854,649	79,210,649
Other comprehensive income (loss), net of tax:
Reclassification adjustment of available-for-sale securities, net of tax				746,137
Foreign currency translation adjustment	(8,567)	(59,426)	(51,245)	(2,831)
Other comprehensive income (loss)	(8,567)	(59,426)	(51,245)	743,306
Total comprehensive income attributable to ordinary shareholders	$ 9,175,657	¥ 63,651,532	¥ 128,803,404	¥ 79,953,955
Earnings per share (note 2):
Basic and Diluted (in CNY or dollars per share) | (per share)	$ 0.36	¥ 2.48	¥ 5.01	¥ 3.08
Weighted average ordinary shares outstanding (note 2):
Basic and diluted (in shares) | shares	25,725,000	25,725,000	25,725,000	25,725,000